Consideration payable (Tables)	12 Months Ended
Jan. 31, 2020
Consideration Payable [abstract]
Schedule of consideration payable
Balance, January 31, 2018 and 2017	$—
Silver State acquisition - January 1, 2019	1,143,873
Megawood acquisition - January 23, 2019	231,395
Balance, January 31, 2019	$1,375,268
Swell Companies acquisition - May 25,2019 (Note 4)	846,256
Consideration paid-cash	(1,375,268)
Balance, January 31, 2020	$846,256
Current portion	846,256
Longterm portion	—